Leases - Gross Investment in Lease, Unearned Finance Income, Present Value of Minimum Lease Payments Receivable and Unguaranteed Residual Values Under Finance Leases (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	¥ 356,273	¥ 3,208,200
Unearned finance income	54,790	285,564
Present value of the minimum lease payments receivable	301,483	2,922,636
Unguaranteed residual values	70,806	188,663
Not later than one year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	54,501	1,023,842
Unearned finance income	13,470	91,070
Present value of the minimum lease payments receivable	41,031	932,772
Unguaranteed residual values	6,483	16,831
Later than one year and not later than five years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	227,793	1,841,026
Unearned finance income	29,746	155,534
Present value of the minimum lease payments receivable	198,047	1,685,492
Unguaranteed residual values	43,206	112,474
Later than five years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease	73,979	343,332
Unearned finance income	11,574	38,960
Present value of the minimum lease payments receivable	62,405	304,372
Unguaranteed residual values	¥ 21,117	¥ 59,358